Fair Value Measurements - Assets and Liabilities, Not at FV (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Assets:
Servicing rights	$ 23,351	$ 24,390	$ 27,250	$ 30,286	$ 33,141	$ 36,725
Total assets	542,735		619,981
Liabilities:
Promissory note payable	9,040
Total liabilities	3,415		1,499
Carrying Value | Level 3
Assets:
Loans, held-for-investment	1,467,322		1,560,938
Servicing rights	23,351		27,250
Total assets	1,490,673		1,588,188
Liabilities:
Borrowings under credit facilities	228,000		175,306
Promissory note payable	9,040
Securitized debt obligations of consolidated VIEs	374,816		461,522
Guaranteed loan financing	415,417		499,187
Liabilities under participation agreements	2,803		3,700
Borrowings under repurchase agreements	581,773		644,137
Total liabilities	1,611,849		1,783,852
Fair Value | Level 3
Assets:
Loans, held-for-investment	1,542,057		1,651,846
Servicing rights	24,592		27,260
Total assets	1,566,649		1,679,106
Liabilities:
Borrowings under credit facilities	228,000		175,306
Promissory note payable	9,040
Securitized debt obligations of consolidated VIEs	384,261		455,616
Guaranteed loan financing	437,250		524,368
Liabilities under participation agreements	3,514		4,285
Borrowings under repurchase agreements	581,773		644,137
Total liabilities	$ 1,643,838		$ 1,803,712